Share-based compensation - Summarized activity related to RSUs' activity (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) £ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) £ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) £ / shares
Weighted-average grant date fair value per share
Granted, Weighted-average grant date fair value per share | £ / shares						£ 8.74
LTIP | RSU
Shares
Unvested award, beginning balance, Shares	4,707
Granted, Shares	1,727
Vested, Shares	(1,654)
Forfeited, Shares	(108)
Unvested award, ending balance, Shares	4,672		4,707
Weighted-average grant date fair value per share
Unvested award, beginning balance, Weighted-average grant date fair value per share | $ / shares	$ 7.15
Granted, Weighted-average grant date fair value per share | (per share)	6.89	£ 6.89		£ 8.90
Vested, Weighted-average grant date fair value per share | $ / shares	4.15
Forfeited, Weighted-average grant date fair value per share | $ / shares	8.43
Unvested award, ending balance, Weighted-average grant date fair value per share | $ / shares	$ 8.09		$ 7.15
Aggregate grant date fair value | $	$ 11.9		$ 12.2		$ 16.6
Weighted-average remaining contractual term			1 year 3 months 18 days
Compensation cost not yet recognized | $	15.4	£ 15.4	$ 16.5	£ 16.5	18.8	£ 18.8
Fair value of RSU vested during the years | $	$ 6.9		$ 9.9		$ 2.5